Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of Long-Term Investments [Abstract]
Schedule of Long-Term Investments Carrying Amount	Movements in the carrying amount were as follows:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Beginning balance	$-	$17,355,709	$2,213,174
Acquisition of equity interest	17,467,088	-	-
Share of loss of equity method investee	(111,379)	(32,526)	(4,148)
Impairment loss	-	(2,992,995)	(381,662)
Ending balance	$17,355,709	$14,330,188	$1,827,364

Schedule of Financial Information of Corpotech

Summarized financial information of Corpotech is as follows:

	2025	2026
	HKD	HKD
Current assets	420,754	830,465
Non-current assets	8,069,490	7,220,070
Current liabilities	254,013	256,701
Revenue	1,220,000	2,560,000
Gross profit	250,000	360,000
Loss from operations	(628,506)	(396,636)
Net loss	(495,019)	(144,562)